Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Central Index Key	dei_EntityCentralIndexKey	0000751173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Core Bond Series

Core Bond Series

The sub-section titled "Investment Goal" in the Core Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2011
Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000751173_SupplementTextBlock

Core Bond Series

The sub-section titled "Investment Goal" in the Core Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Core Plus Bond Series

Core Plus Bond Series

The sub-section titled "Investment Goal" in the Core Plus Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2011
Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000751173_SupplementTextBlock

Core Plus Bond Series

The sub-section titled "Investment Goal" in the Core Plus Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011